Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment (credit) charge	£ (723)	£ 326	£ 3,829
Other assets
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment (credit) charge	2	(8)	13
Impairment (credit) charge on drawn balances
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment (credit) charge	(623)	362	3,499
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment (credit) charge	(98)	(35)	324
Financial assets at amortised cost
In respect of:
Financial assets held at amortised cost	(625)	370	3,486
Financial assets at amortised cost | Loans and advances to banks
In respect of:
Financial assets held at amortised cost	(3)	(16)	21
Financial assets at amortised cost | Loans and advances to customers
In respect of:
Financial assets held at amortised cost	(622)	386	3,464
Financial assets at amortised cost | Debt securities
In respect of:
Financial assets held at amortised cost	0	0	1
Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment (credit) charge	(2)	(1)	6
Impairment
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	145	206	1,263
Other changes in credit quality	(506)	216	2,111
Additions (repayments)	(366)	(14)	211
Methodology and model changes	3	108	44
Other items	1	(190)	200
Total charge in the period, excluding transfers	£ (868)	£ 120	£ 2,566